Condensed Consolidated Statements of Mezzanine Deficit and Shareholders’ Deficit (Unaudited) - USD ($) $ in Thousands	Series A Preferred Stock	Series A	Class A Common Stock	Class B Common Stock	Class C Common Stock	Redeemable Noncontrolling Interest	Members Units	Treasury Stock	Paid-in Capital	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2020						$ 1,351	$ 1		$ 14,168	$ (30,534)	$ (15,014)
Beginning balance (in Shares) at Dec. 31, 2020							122,500,000
Share-based compensation expense									318		318
Investment in Intuitive Aviation						(1,351)			(149)		(1,500)
Net loss attributable to redeemable noncontrolling interests										(35,648)	(35,648)
Ending balance at Dec. 31, 2021							$ 1		14,337	(66,182)	(51,844)
Ending balance (in Shares) at Dec. 31, 2021							122,500,000
Share-based compensation expense									240		240
Net loss attributable to redeemable noncontrolling interests										(6,896)	(6,896)
Ending balance at Jun. 30, 2022							$ 1		14,577	(73,078)	(58,500)
Ending balance (in Shares) at Jun. 30, 2022							122,500,000
Beginning balance at Dec. 31, 2021							$ 1		14,337	(66,182)	(51,844)
Beginning balance (in Shares) at Dec. 31, 2021							122,500,000
Issuance of units									6		6
Issuance of units (in Shares)							5,500
Share-based compensation expense									624		624
Net loss attributable to redeemable noncontrolling interests										(6,405)	(6,405)
Ending balance at Dec. 31, 2022							$ 1		14,967	(72,587)	(57,619)
Ending balance (in Shares) at Dec. 31, 2022							122,505,500
Beginning balance at Mar. 31, 2022							$ 1		14,453	(70,524)	(56,070)
Beginning balance (in Shares) at Mar. 31, 2022							122,500,000
Share-based compensation expense									124		124
Net loss attributable to redeemable noncontrolling interests										(2,554)	(2,554)
Ending balance at Jun. 30, 2022							$ 1		14,577	(73,078)	(58,500)
Ending balance (in Shares) at Jun. 30, 2022							122,500,000
Beginning balance at Dec. 31, 2022							$ 1		14,967	$ (72,587)	(57,619)
Beginning balance (in Shares) at Dec. 31, 2022							122,505,500
Issuance of series A preferred stock	$ 25,827
Issuance of series A preferred stock (in Shares)	26,000	26,000
Cumulative preferred dividends	$ 983
Issuance of units									22
Issuance of units (in Shares)							21,500
Share-based compensation expense									101		1,192
Member distributions
Cumulative preferred dividends									(983)
Accretion of preferred stock discount	13
Accretion of preferred stock discount (in Shares)							(13)
Warrants exercised									16,124
Warrants exercised (in Shares)			1,402,106
Recapitalization adjustment									(1,000)
Issuance of Class A Common Stock related to CEF (Notes 3)									834
Issuance of Class A Common Stock related to CEF (Notes 3) (in Shares)			95,785
Issuance of Class C common stock related to earn-out awards (Note 3)					2,500,000			1	19,375
Subsequent remeasurement of redeemable noncontrolling interests									(80,557)
Other
Establishment of redeemable noncontrolling interests						(85,865)
Subsequent remeasurement of redeemable noncontrolling interests						683,575
Net loss attributable to redeemable noncontrolling interests						(19,080)					$ (4,670)
Effects of Business Combination
Recapitalization			$ 2		$ 6		$ (1)		47,438
Recapitalization (in Shares)			13,736,932	10,566	68,140,188		(122,527,000)
Conversion of SAFE Agreements									20,667
Conversion of SAFE Agreements (in Shares)			2,066,666								2,066,667
Issuance of warrants to preferred shareholders									173
Transaction costs									(24,445)
Establishment of the earn-out liabilities									(99,659)
Establishment of noncontrolling interests									85,865
Activities subsequent to the Business Combination
Share-based compensation expense									1,091
Repurchase of common stock								(12,825)
Ending balance at Jun. 30, 2023	$ 26,823		$ 2		$ 7	578,630		(12,825)
Ending balance (in Shares) at Jun. 30, 2023	26,000	26,000	17,301,489	10,566	70,640,188
Beginning balance at Mar. 31, 2023	$ 26,155		$ 2		$ 6	736,028		(12,825)
Beginning balance (in Shares) at Mar. 31, 2023	26,000		16,021,803	10,566	68,140,188
Issuance of series A preferred stock
Cumulative preferred dividends	655
Share-based compensation expense									985
Member distributions
Cumulative preferred dividends									(655)
Accretion of preferred stock discount	13								(13)
Warrants exercised									13,615
Warrants exercised (in Shares)			1,183,901
Recapitalization adjustment									(1,000)
Issuance of Class A Common Stock related to CEF (Notes 3)									834
Issuance of Class A Common Stock related to CEF (Notes 3) (in Shares)			95,785
Issuance of Class C common stock related to earn-out awards (Note 3)					$ 1				19,375
Issuance of Class C common stock related to earn-out awards (Note 3) (in Shares)					2,500,000
Subsequent remeasurement of redeemable noncontrolling interests									(33,141)
Other
Establishment of redeemable noncontrolling interests
Subsequent remeasurement of redeemable noncontrolling interests						(146,654)
Net loss attributable to redeemable noncontrolling interests						(10,744)					$ 18,777
Ending balance at Jun. 30, 2023	$ 26,823		$ 2		$ 7	$ 578,630		$ (12,825)
Ending balance (in Shares) at Jun. 30, 2023	26,000	26,000	17,301,489	10,566	70,640,188